Issuance of common units and Series A Preferred Units	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
16. Issuance of common units and Series A Preferred Units

On January 26, 2018, the Partnership entered into sales agreement with the Agent. Under the terms of the sales agreement, the Partnership may offer and sell up to $120 million in aggregate offering amount of common units and Series A preferred units, from time to time, through the Agent, acting as agent for the Partnership. Sales of such units may be made in negotiated transactions or transactions that are deemed to be “at the market” offerings, including sales made directly on the New York Stock Exchange or through a market marker other than on an exchange.

During the three months ended June 30, 2018, the Partnership had sold 16,875 common units at an average gross sales price of $18.36 per unit for net proceeds, after sales commissions, of $0.3 million. During the three months ended June 30, 2018, the Partnership had sold 478,874 Series A preferred units at an average gross sales price of $25.64 per unit for net proceeds, after sales commissions, of $12.1 million. The Partnership has paid an aggregate of $0.2 million in sales commissions to the Agent in connection with such sales for the three months ended June 30, 2018.

As of June 30, 2018, the Partnership had sold 171,375 common units at an average gross sales price of $18.23 per unit for net proceeds, after sales commissions, of $3.1 million. As of June 30, 2018, the Partnership had sold 788,026 Series A preferred units at an average gross sales price of $25.84 per unit for net proceeds, after sales commissions, of $20.0 million. The Partnership has paid an aggregate of $0.4 million in sales commissions to the Agent in connection with such sales as of June 30, 2018. Proceeds in the table below are included for all units issued as of June 30, 2018 while the receipt of the international cash transfer of the proceeds by the Partnership from the Agent will normally occur the one or two days after the issuance date.

	As of June 30, 2018
(in thousands of U.S. dollars)	Common units	Series A Preferred Units	Total
Gross proceeds for units issued	$3,124	20,360	$23,484
Less: Commissions	(40)	(364)	(404)
Net proceeds for units issued	$3,084	19,996	$23,080